Other Payables (Details) - Schedule of Other Payables - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Payables [Abstract]
Employees and payroll accruals	$ 388	$ 484
Accrued expenses	461	756
Other payables	$ 849	$ 1,240